Investment Objectives and Goals	Mar. 01, 2025
AMERICAN CENTURY INTERNATIONAL BOND FUNDS | EMERGING MARKETS DEBT FUND
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Debt Fund